Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Non-current deferred revenue	$ 20	$ 26	$ 73
Camera [Member]
Disaggregation of Revenue [Line Items]
Warranty term	1 year	1 year
Diagnostic Imaging Segment [Member] | Camera Support [Member] | Maximum [Member]
Disaggregation of Revenue [Line Items]
Service contract term	48 months	48 months
Diagnostic Imaging Segment [Member] | Camera Support [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Service contract term	12 months	12 months